Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - 28 .4%
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) $ 2,216,174 $ 2,290,665
ACHV ABS Trust, 6.4200%, 4/25/31 (144A) 85,101 85,832
ACHV ABS Trust, 7.2900%, 4/25/31 (144A) 1,000,000 1,018,544
ACHV ABS TRUST, 8.6000%, 11/25/30 (144A) 1,894,000 1,933,663
Affirm Asset Securitization Trust, 7.8100%, 9/15/28 (144A) 250,000 253,578
Affirm Asset Securitization Trust, 8.7800%, 9/15/28 (144A) 250,000 255,152
Affirm Asset Securitization Trust, 7.1100%, 11/15/28 (144A) 36,999 37,058
Affirm Asset Securitization Trust, 7.7700%, 11/15/28 (144A) 250,000 251,552
Affirm Asset Securitization Trust, 8.2500%, 11/15/28 (144A) 250,000 252,721
Affirm Asset Securitization Trust, 6.1600%, 2/15/29 (144A) 500,000 504,077
Affirm Asset Securitization Trust, 6.1600%, 2/15/29 (144A) 750,000 756,115
Affirm Asset Securitization Trust, 6.8900%, 2/15/29 (144A) 700,000 708,603
Affirm Asset Securitization Trust, 6.8900%, 2/15/29 (144A) 500,000 506,145
Affirm Asset Securitization Trust, 6.5700%, 5/15/29 (144A) 2,500,000 2,526,330
Ally Auto Receivables Trust, 5.8000%, 2/16/32 (144A) 500,000 501,610
Ally Bank Auto Credit-Linked Notes, 7.9170%, 5/17/32 (144A) 591,566 601,954
Ally Bank Auto Credit-Linked Notes, 9.8920%, 5/17/32 (144A) 753,587 770,087
Ally Bank Auto Credit-Linked Notes, 12.7480%, 5/17/32 (144A) 452,152 459,029
Ally Bank Auto Credit-Linked Notes, 6.6780%, 9/15/32 (144A) 1,799,683 1,800,290
Ally Bank Auto Credit-Linked Notes, 8.0360%, 9/15/32 (144A) 1,709,699 1,721,143
Alterna Funding III LLC, 7.1360%, 5/16/39 (144A) 2,033,084 2,043,149
AMCR ABS Trust, 7.6600%, 1/21/31 (144A) 61,846 61,982
Amur Equipment Finance Receivables XIII LLC, 9.6600%, 4/20/32 (144A) 375,000 375,548
Amur Equipment Finance Receivables XIV LLC, 8.8800%, 10/20/32 (144A) 500,000 504,186
Arivo Acceptance Auto Loan Receivables Trust, 6.8700%, 6/17/30 (144A) 1,500,000 1,542,234
Auxilior Term Funding LLC, 10.9700%, 12/15/32 (144A) 200,000 201,438
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.0500%, 6.4010%,
12/26/31 (144A)
‡
1,446,271 1,454,775
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 7.9510%,
12/26/31 (144A)
‡
1,022,823 1,041,271
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.8000%, 6.1510%,
6/25/47 (144A)
‡
852,799 857,406
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.7500%, 7.1010%,
6/25/47 (144A)
‡
426,400 435,653
Bayview Opportunity Master Fund VII Trust, 6.3600%, 7/16/29 (144A) 500,000 511,788
BHG Securitization Trust, 5.8100%, 4/17/35 (144A) 307,079 311,167
BHG Securitization Trust, 6.4900%, 4/17/35 (144A) 500,000 506,623
Blue Bridge Funding LLC, 9.4800%, 11/15/30 (144A) 200,000 203,037
Blue Bridge Funding LLC, 9.5000%, 11/15/30 (144A) 546,000 518,439
Brex Commercial Charge Card Master Trust, 6.6800%, 7/15/27 (144A) 1,500,000 1,514,064
Bridgecrest Lending Auto Securitization Trust, 6.0300%, 11/15/29 500,000 508,119
Business Jet Securities LLC, 6.9240%, 5/15/39 (144A) 1,777,679 1,806,431
CarMax Auto Owner Trust, 6.0000%, 7/15/30 1,620,000 1,646,655
CF Hippolyta Issuer LLC, 1.6900%, 7/15/60 (144A) 1,596,717 1,566,583
CF Hippolyta Issuer LLC, 2.2800%, 7/15/60 (144A) 1,371,664 1,340,153
Commonbond Student Loan Trust, 4.0000%, 5/25/40 (144A) 103,500 98,591
Commonbond Student Loan Trust, 4.0000%, 10/25/40 (144A) 106,143 97,599
Commonbond Student Loan Trust, 3.4700%, 5/25/41 (144A) 172,925 150,931
Commonbond Student Loan Trust, 4.1200%, 9/25/45 (144A) 84,418 76,356
Commonbond Student Loan Trust, 4.2500%, 2/25/46 (144A) 112,791 108,272
Commonbond Student Loan Trust, 1.4000%, 3/25/52 (144A) 219,923 169,665
Compass Datacenters Issuer II LLC, 5.7500%, 2/25/49 (144A) 1,000,000 987,557
Compass Datacenters Issuer II LLC, 5.9990%, 8/25/49 (144A) 2,250,000 2,218,876
CP EF Asset Securitization II LLC, 7.4800%, 3/15/32 (144A) 249,831 253,249

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
CP EF Asset Securitization II LLC, 7.5600%, 3/15/32 (144A) $ 250,000 $ 242,958
CP EF Asset Securitization II LLC, 7.7700%, 3/15/32 (144A) 250,000 256,139
CPC Asset Securitization III LLC, 13.4500%, 8/15/30 (144A) 1,000,000 999,874
Crockett Partners Equipment Co. IIA LLC, 6.7800%, 1/20/31 (144A) 897,568 905,813
Crockett Partners Equipment Co. IIA LLC, 10.1600%, 1/20/31 (144A) 897,568 923,813
CyrusOne Data Centers Issuer I LLC, 5.4500%, 4/20/48 (144A) 229,548 228,119
CyrusOne Data Centers Issuer I LLC, 5.5600%, 11/20/48 (144A) 300,000 300,031
CyrusOne Data Centers Issuer I LLC, 4.7600%, 3/22/49 (144A) 735,000 712,387
Dext ABS LLC, 8.3000%, 5/15/34 (144A) 300,000 305,275
Exeter Automobile Receivables Trust, 5.8400%, 6/17/30 500,000 506,999
Exeter Automobile Receivables Trust, 7.8900%, 8/15/31 (144A) 750,000 767,081
Exeter Automobile Receivables Trust, 7.8400%, 10/15/31 (144A) 1,250,000 1,275,551
ExteNet Issuer LLC, 9.0500%, 7/25/54 (144A) 1,500,000 1,575,991
FHF Issuer Trust, 6.2600%, 3/15/30 (144A) 1,200,000 1,230,019
FHF Issuer Trust, 6.4300%, 7/15/30 (144A) 1,202,000 1,231,984
FHF Issuer Trust, 7.4200%, 5/15/31 (144A) 1,000,000 1,033,686
FHF Issuer Trust, 7.1500%, 9/15/31 (144A) 1,800,000 1,849,558
FIGRE Trust, 6.7490%, 3/25/54 (144A)
‡
1,238,347 1,264,304
FIGRE Trust, 6.2290%, 7/25/54 (144A)
‡
3,320,328 3,334,924
FIGRE Trust, 5.2520%, 9/25/54 (144A)
‡
257,649 252,040
FIGRE Trust, 5.3010%, 9/25/54 (144A)
‡
923,244 900,422
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
951,540 910,972
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 2,500,000 2,523,848
Foundation Finance Trust, 8.1300%, 12/15/49 (144A) 1,465,354 1,534,480
FREED ABS Trust, 3.3500%, 3/19/29 (144A) 123,584 122,631
GLS Auto Select Receivables Trust, 7.9300%, 7/15/30 (144A) 400,000 424,900
Gracie Point International Funding, SOFR90A + 4.5000%, 9.4315%, 9/1/26
(144A)
‡
2,000,000 2,014,068
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 7.0145%, 3/1/28
(144A)
‡
1,724,000 1,728,418
Gracie Point International Funding LLC, SOFR90A + 3.5000%, 8.4145%, 3/1/28
(144A)
‡
500,000 501,941
Gracie Point International Funding LLC, SOFR90A + 7.1500%, 12.0645%, 3/1/28
(144A)
‡
600,000 600,487
Hotwire Funding LLC, 9.1880%, 6/20/54 (144A) 1,500,000 1,563,180
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.1500%, 7.5231%,
5/20/32 (144A)
‡
2,203,320 2,227,425
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 5.2500%, 9.6231%,
5/20/32 (144A)
‡
826,245 846,941
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 2.6000%, 6.9731%,
10/20/32 (144A)
‡
2,519,338 2,525,190
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 4.0000%, 8.3731%,
10/20/32 (144A)
‡
1,602,406 1,606,122
JPMorgan Chase Bank NA-CACLN, 8.4820%, 12/26/28 (144A) 1,900,000 1,924,452
LAD Auto Receivables Trust, 6.1500%, 6/16/31 (144A) 500,000 507,983
Lendbuzz Securitization Trust, 6.5200%, 7/16/29 (144A) 2,650,000 2,709,545
Lendbuzz Securitization Trust, 6.5800%, 9/15/29 (144A) 500,000 510,651
Lendbuzz Securitization Trust, 7.5800%, 9/15/30 (144A) 2,500,000 2,596,986
Lendbuzz Securitization Trust, 7.4500%, 5/15/31 (144A) 1,500,000 1,542,241
Libra Solutions LLC, 7.0000%, 2/15/35 (144A) 350,499 350,831
Libra Solutions LLC, 5.8800%, 9/30/38 (144A) 2,000,000 1,964,498
Luxury Lease Partners Auto Lease Trust, 7.2920%, 7/15/30 (144A) 586,448 590,685
Luxury Lease Partners Auto Lease Trust, 10.4910%, 7/15/30 (144A) 300,000 301,181
Marlette Funding Trust, 8.1500%, 4/15/33 (144A) 700,000 715,943

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Marlette Funding Trust, 7.9200%, 6/15/33 (144A) $ 900,000 $ 911,617
Marlette Funding Trust, 8.1500%, 12/15/33 (144A) 500,000 520,848
Mercury Financial Credit Card Master Trust, 8.0400%, 9/20/27 (144A) 1,000,000 1,001,165
Mercury Financial Credit Card Master Trust, 9.5900%, 9/20/27 (144A) 690,000 690,934
Mission Lane Credit Card Master Trust, 7.6900%, 11/15/28 (144A) 1,278,000 1,288,619
Mission Lane Credit Card Master Trust, 9.6700%, 11/15/28 (144A) 2,000,000 2,031,362
NetCredit Combined Receivables LLC, 7.4300%, 10/21/30 (144A) 1,002,576 1,008,964
New Economy Assets-Phase 1 Sponsor LLC, 1.9100%, 10/20/61 (144A) 615,000 569,487
NRM FNT1 Excess LLC, 7.3980%, 11/25/31 (144A) 5,315,749 5,356,675
Oak Street Investment Grade Net Lease Fund, 2.2100%, 11/20/50 (144A) 459,081 413,572
OnDeck Asset Securitization Trust IV LLC, 7.1500%, 6/17/31 (144A) 1,000,000 1,017,058
OnDeck Asset Securitization Trust IV LLC, 8.9900%, 6/17/31 (144A) 1,000,000 1,031,759
Pawneee Equipment Receivables LLC, 7.2300%, 7/17/28 (144A) 250,000 243,679
Pear LLC, 6.9500%, 2/15/36 (144A) 375,336 377,871
Post Road Equipment Finance LLC, 6.7700%, 10/15/30 (144A) 400,000 411,274
Post Road Equipment Finance LLC, 8.5000%, 12/15/31 (144A) 450,000 462,761
Post Road Equipment Finance LLC, 7.0800%, 5/17/32 (144A) 1,000,000 999,952
Prosper Marketplace Issuance Trust, 7.4800%, 7/16/29 (144A) 500,000 504,034
Prosper Marketplace Issuance Trust, 6.9600%, 8/15/29 (144A) 750,000 758,974
PRPM LLC, 5.4870%, 11/25/26 (144A)
Ç
1,054,632 1,054,579
RAM LLC, 6.6690%, 2/15/39 (144A) 122,321 122,933
RAM LLC, 7.7850%, 2/15/39 (144A) 441,959 444,007
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
881,962 889,732
RCKT Mortgage Trust, 5.5460%, 9/25/44 (144A)
Ç
1,504,290 1,502,698
Reach Abs Trust, 6.9000%, 2/18/31 (144A) 2,295,000 2,359,846
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 333,383 335,303
Reach ABS Trust, 8.8300%, 7/15/31 (144A) 1,000,000 1,055,756
Reach ABS Trust, 5.9900%, 8/16/32 (144A) 2,000,000 2,004,712
ReadyCap Lending Small Business Loan Trust, US Prime Rate + 0.0700%,
7.5700%, 4/25/48 (144A)
‡
297,800 301,854
Saluda Grade Alternative Mortgage Trust, 8.9480%, 8/25/53 (144A) 646,946 665,127
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
806,374 825,881
Santander Bank Auto Credit-Linked Notes, 5.2810%, 5/15/32 (144A) 77,866 77,850
Santander Bank Auto Credit-Linked Notes, 7.7620%, 6/15/32 (144A) 4,559,000 4,618,853
Santander Bank Auto Credit-Linked Notes, 10.1710%, 6/15/32 (144A) 4,000,000 4,059,998
Santander Bank Auto Credit-Linked Notes, 6.7990%, 1/18/33 (144A) 250,000 250,530
Santander Bank Auto Credit-Linked Notes, 8.8810%, 1/18/33 (144A) 900,000 901,460
Santander Bank Auto Credit-Linked Notes, 12.2310%, 1/18/33 (144A) 900,000 901,386
Santander Bank Auto Credit-Linked Notes, 10.0680%, 6/15/33 (144A) 117,247 119,134
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) 411,158 416,225
Santander Bank Auto Credit-Linked Notes, 8.4080%, 12/15/33 (144A) 2,055,788 2,100,634
Santander Consumer Auto Receivables Trust, 2.9700%, 6/15/28 (144A) 277,299 274,004
SBNA Auto Receivables Trust, 8.0000%, 4/15/32 (144A) 1,000,000 993,899
Sierra Timeshare Receivables Funding LLC, 7.4800%, 6/20/41 (144A) 728,771 741,746
Sierra Timeshare Receivables Funding LLC, 6.9300%, 8/20/41 (144A) 859,077 861,562
Sotheby's Artfi Master Trust, 6.8300%, 12/22/31 (144A) 4,250,000 4,280,852
Theorem Funding Trust, 8.9500%, 4/15/29 (144A) 900,000 929,300
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
790,225 793,944
Towd Point Mortgage Trust, 6.3500%, 2/25/64 (144A)
‡
993,583 1,002,449
Tricolor Auto Securitization Trust, 6.9900%, 1/18/28 (144A) 500,000 507,676
Tricolor Auto Securitization Trust, 8.6100%, 4/17/28 (144A) 1,500,000 1,561,176
TSC SPV Funding LLC, 6.2910%, 8/20/54 (144A) 1,500,000 1,474,407
United Auto Credit Securitization Trust, 7.0600%, 10/10/29 (144A) 1,500,000 1,527,531
United Auto Credit Securitization Trust, 8.3000%, 11/12/29 (144A) 1,000,000 1,017,822

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Upstart Securitization Trust, 4.0600%, 3/20/31 (144A) $ 186,541 $ 185,833
Upstart Securitization Trust, 2.4900%, 11/20/31 (144A) 10,306 10,306
Upstart Securitization Trust, 8.2500%, 10/20/33 (144A) 500,000 522,953
US Auto Funding Trust, 3.9800%, 4/15/25 (144A) 46,667 46,342
US Bank NA, 6.7890%, 8/25/32 (144A) 502,487 509,706
US Bank NA, 9.7850%, 8/25/32 (144A) 125,622 128,840
VB-S1 Issuer LLC-VBTEL, 6.6440%, 5/15/54 (144A) 1,500,000 1,527,121
VB-S1 Issuer LLC-VBTEL, 8.8710%, 5/15/54 (144A) 1,150,000 1,200,912
Vertical Bridge Holdings LLC, 3.2290%, 9/15/50 (144A) 1,750,000 1,718,288
Westgate Resorts LLC, 3.8380%, 8/20/36 (144A) 131,252 127,715
Westgate Resorts LLC, 10.1400%, 12/20/37 (144A) 162,869 164,937
Westgate Resorts LLC, 7.0600%, 1/20/38 (144A) 849,336 856,793
Westgate Resorts LLC, 9.2600%, 1/20/38 (144A) 849,336 852,986
Wingspire Equipment Finance LLC, 6.3100%, 9/20/32 (144A) 2,500,000 2,494,830
Total Asset-Backed Securities (cost $161,915,282) 164,211,545
Collateralized Loan Obligations - 1 .1%
CIFC Funding 2022-II Ltd. 2022-2A D, CME Term SOFR 3 Month + 3.1500%,
7.4432%, 4/19/35 (144A)
‡
1,000,000 1,004,117
Sandstone Peak III Ltd. 2024-1A C, CME Term SOFR 3 Month + 2.6500%,
6.9501%, 4/25/37 (144A)
‡
2,500,000 2,537,030
Zais CLO 11 Ltd. 2018-11A BR, CME Term SOFR 3 Month + 1.7900%, 6.0832%,
1/20/32 (144A)
‡
2,500,000 2,504,954
Total Collateralized Loan Obligations (cost $5,990,702) 6,046,101
Convertible Bond - 0 .2%
Consumer Staples - 0 .2%
Herbalife Ltd., 4.2500%, 6/15/28 (cost $1,376,124) 1,702,000 1,233,950
Corporate Bonds - 3 .8%
Communications - 0 .1%
AMC Networks, Inc., 10.2500%, 1/15/29 (144A) 755,000 805,962
Consumer, Non-cyclical - 0 .3%
Garda World Security Corp., 6.0000%, 6/1/29 (144A) 1,333,000 1,283,972
Surgery Center Holdings, Inc., 7.2500%, 4/15/32 (144A) 310,000 309,228
1,593,200
Financial - 3 .4%
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30 (144A) 4,854,000 4,855,204
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) 1,417,000 1,433,875
Structured Asset Securities Corp., 0.0000%, 12/25/54†,‡ 13,365,519 13,363,431
19,652,510
Total Corporate Bonds (cost 21,998,926) 22,051,672
Mortgage-Backed Securities - 90 .7%
ABL , 7.4570% , 9/25/29 (144A)
Ç
5,160,000 5,184,146
Angel Oak Mortgage Trust
4.9500%, 7/25/68 (144A)
Ç
2,285,478 2,219,042
4.8000%, 11/26/68 (144A)
Ç
125,031 120,961
BAMLL Commercial Mortgage Securities Trust , 3.5958% , 4/14/33 (144A)
‡
1,000,000 995,535
BAMLL Re-REMIC Trust
1.2257%, 11/27/48 (144A)
‡
400,119 371,135
1.3062%, 11/27/48 (144A)
‡
400,000 374,755
0.0099%, 2/27/51 (144A)
‡
1,784,783 1,204,179
0.0000%, 11/27/51 (144A)
¤
1,892,604 1,241,037
0.9778%, 9/27/52 (144A)
‡
2,405,067 2,036,349

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
BMP , CME Term SOFR 1 Month + 2.3905% , 6.6967% , 6/15/41 (144A)
‡
$ 3,600,000 $ 3,602,624
BPR Trust , 5.8500% , 11/5/41 (144A)
‡
2,610,000 2,564,955
BRAVO Residential Funding Trust , 4.8500% , 9/25/62 (144A)
Ç
346,137 337,007
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64 (144A) 2,560,000 2,321,791
5.0000%, 9/25/64 (144A) 1,750,000 1,700,816
BX , CME Term SOFR 1 Month + 2.3645% , 6.6705% , 1/15/34 (144A)
‡
1,283,520 1,276,862
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.4380%, 7.7442%, 11/15/28 (144A)
‡
500,000 502,726
CME Term SOFR 1 Month + 2.6897%, 6.9959%, 3/15/34 (144A)
‡
2,000,000 2,001,049
CME Term SOFR 1 Month + 2.1145%, 6.4207%, 9/15/36 (144A)
‡
5,333,000 5,319,922
CME Term SOFR 1 Month + 1.4668%, 5.7728%, 5/15/38 (144A)
‡
175,000 174,487
CME Term SOFR 1 Month + 2.0668%, 6.3728%, 5/15/38 (144A)
‡
2,067,100 2,063,256
CME Term SOFR 1 Month + 1.5145%, 5.8215%, 6/15/38 (144A)
‡
4,164,505 4,166,684
CME Term SOFR 1 Month + 1.9409%, 6.2471%, 2/15/39 (144A)
‡
309,909 310,900
CME Term SOFR 1 Month + 2.6898%, 6.9961%, 2/15/39 (144A)
‡
4,737,182 4,769,771
CME Term SOFR 1 Month + 3.0892%, 7.3955%, 8/15/39 (144A)
‡
2,500,000 2,514,226
CME Term SOFR 1 Month + 1.8920%, 6.1982%, 12/15/39 (144A)
‡
685,000 686,452
CME Term SOFR 1 Month + 2.6898%, 6.9960%, 3/15/41 (144A)
‡
1,899,742 1,899,568
7.7127%, 8/13/41 (144A)
‡
3,155,000 3,104,742
CME Term SOFR 1 Month + 2.2412%, 6.5482%, 10/15/41 (144A)
‡
2,000,000 2,003,917
CME Term SOFR 1 Month + 2.7905%, 7.0975%, 10/15/41 (144A)
‡
1,000,000 1,004,399
CME Term SOFR 1 Month + 2.8796%, 7.1848%, 10/15/41 (144A)
‡
850,000 857,148
CME Term SOFR 1 Month + 3.9266%, 8.2318%, 10/15/41 (144A)
‡
850,000 854,950
BX Trust
CME Term SOFR 1 Month + 3.4640%, 7.7700%, 10/15/26 (144A)
‡
2,040,266 2,029,235
CME Term SOFR 1 Month + 2.4401%, 6.7463%, 7/15/29 (144A)
‡
1,000,000 1,006,046
CME Term SOFR 1 Month + 2.8894%, 7.1956%, 7/15/29 (144A)
‡
3,130,000 3,152,445
CME Term SOFR 1 Month + 2.3590%, 6.6650%, 10/15/36 (144A)
‡
1,500,000 1,499,023
CME Term SOFR 1 Month + 2.7080%, 7.0140%, 10/15/36 (144A)
‡
3,088,000 3,083,997
CME Term SOFR 1 Month + 2.1110%, 6.4172%, 4/15/39 (144A)
‡
201,887 200,881
CME Term SOFR 1 Month + 2.9592%, 7.2654%, 4/15/39 (144A)
‡
573,360 571,930
CME Term SOFR 1 Month + 2.6400%, 6.9462%, 2/15/41 (144A)
‡
2,650,000 2,616,956
CME Term SOFR 1 Month + 1.9412%, 6.2474%, 4/15/41 (144A)
‡
1,267,924 1,271,894
CME Term SOFR 1 Month + 2.6901%, 6.9963%, 4/15/41 (144A)
‡
1,479,245 1,484,647
3.9440%, 12/9/41 (144A)
‡
2,000,000 1,810,387
BXHPP Trust
CME Term SOFR 1 Month + 1.0145%, 5.3205%, 8/15/36 (144A)
‡
250,000 239,274
CME Term SOFR 1 Month + 1.2145%, 5.5205%, 8/15/36 (144A)
‡
1,950,000 1,844,722
BXP Trust
3.4248%, 6/13/39 (144A)
‡
1,000,000 937,780
3.4248%, 6/13/39 (144A)
‡
3,080,000 2,848,466
CALI Mortgage Trust , 4.1580% , 3/10/39 (144A) 1,700,000 1,501,833
CAMB Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.0470% ,
6.3540% , 12/15/37 (144A)
‡
2,663,782 2,663,152
CENT Trust , CME Term SOFR 1 Month + 3.1500% , 7.4562% , 9/15/38 (144A)
‡
750,000 749,070
Chase Mortgage Finance Corp. , SOFR30A + 1.5500% , 5.9010% , 2/25/50
(144A)
‡
315,748 299,302
Citigroup Commercial Mortgage Trust , CME Term SOFR 1 Month + 4.6145% ,
8.9215% , 10/15/38 (144A)
‡
2,400,000 2,400,572
COMM Mortgage Trust
3.1400%, 10/10/36 (144A) 2,120,000 1,860,810
CME Term SOFR 1 Month + 1.8410%, 6.1472%, 6/15/41 (144A)
‡
1,500,000 1,494,705
CME Term SOFR 1 Month + 2.8890%, 7.1952%, 6/15/41 (144A)
‡
1,250,000 1,246,939

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
COMM Mortgage Trust - (continued)
CME Term SOFR 1 Month + 3.2890%, 7.5952%, 6/15/41 (144A)
‡
$ 1,250,000 $ 1,246,958
CONE Trust , CME Term SOFR 1 Month + 1.6417% , 5.9480% , 8/15/41 (144A)
‡
2,000,000 2,011,852
Connecticut Avenue Securities , SOFR30A + 1.7000% , 6.0510% , 1/25/45 (144A)
‡
1,563,039 1,563,227
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.9010%, 10/25/41 (144A)
‡
726,208 729,525
SOFR30A + 3.1000%, 7.4510%, 10/25/41 (144A)
‡
3,372,000 3,466,284
SOFR30A + 1.6500%, 6.0010%, 12/25/41 (144A)
‡
6,219,572 6,268,106
SOFR30A + 2.7500%, 7.1010%, 12/25/41 (144A)
‡
2,250,000 2,311,355
SOFR30A + 3.0000%, 7.3510%, 1/25/42 (144A)
‡
1,500,000 1,543,196
SOFR30A + 3.9000%, 8.2510%, 7/25/43 (144A)
‡
375,000 398,993
SOFR30A + 3.5500%, 7.9010%, 10/25/43 (144A)
‡
1,730,000 1,824,864
SOFR30A + 1.8000%, 6.1510%, 1/25/44 (144A)
‡
520,000 525,651
SOFR30A + 1.8000%, 6.1510%, 2/25/44 (144A)
‡
331,138 335,257
SOFR30A + 1.9500%, 6.2993%, 3/25/44 (144A)
‡
788,000 800,104
SOFR30A + 1.7000%, 6.0510%, 7/25/44 (144A)
‡
3,000,000 3,015,567
CSMC Trust , CME Term SOFR 1 Month + 2.1145% , 6.4215% , 11/15/38 (144A)
‡
2,000,000 1,979,463
DBGS Mortgage Trust
CME Term SOFR 1 Month + 1.5960%, 5.9020%, 5/15/35 (144A)
‡
187,500 185,670
CME Term SOFR 1 Month + 1.9960%, 6.3020%, 5/15/35 (144A)
‡
3,525,000 3,481,995
CME Term SOFR 1 Month + 2.2960%, 6.6020%, 5/15/35 (144A)
‡
1,230,000 1,212,085
DC Trust , 7.0360% , 4/13/40 (144A)
‡
1,500,000 1,525,169
DROP Mortgage Trust , CME Term SOFR 1 Month + 1.2645% , 5.5705% , 10/15/43
(144A)
‡
1,250,000 1,196,473
Extended Stay America Trust
CME Term SOFR 1 Month + 2.9645%, 7.2705%, 7/15/38 (144A)
‡
438,224 441,313
CME Term SOFR 1 Month + 3.8145%, 8.1205%, 7/15/38 (144A)
‡
3,023,746 3,038,816
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 6.0010%, 1/25/34 (144A)
‡
82,390 82,982
SOFR30A + 2.1000%, 6.4510%, 9/25/41 (144A)
‡
2,200,848 2,222,856
SOFR30A + 3.3500%, 7.7010%, 9/25/41 (144A)
‡
2,000,000 2,068,329
SOFR30A + 6.2500%, 10.6010%, 9/25/41 (144A)
‡
1,170,000 1,236,094
SOFR30A + 1.8000%, 6.1510%, 11/25/41 (144A)
‡
4,035,000 4,080,394
SOFR30A + 3.6500%, 8.0010%, 11/25/41 (144A)
‡
1,000,000 1,042,344
SOFR30A + 2.3500%, 6.7010%, 12/25/41 (144A)
‡
1,600,000 1,621,932
SOFR30A + 3.7500%, 8.1010%, 12/25/41 (144A)
‡
1,035,000 1,070,902
SOFR30A + 7.0000%, 11.3510%, 12/25/41 (144A)
‡
2,150,000 2,318,119
SOFR30A + 7.1000%, 11.4510%, 1/25/42 (144A)
‡
2,350,000 2,532,352
SOFR30A + 1.9500%, 6.3010%, 2/25/44 (144A)
‡
382,632 386,933
SOFR30A + 2.0000%, 6.3510%, 3/25/44 (144A)
‡
3,000,000 3,039,004
SOFR30A + 1.4500%, 5.8010%, 10/25/44 (144A)
‡
1,468,429 1,472,994
FHLMC, REMIC
SOFR30A + 1.1500%, 5.5010%, 8/25/54
‡
4,805,406 4,800,485
SOFR30A + 1.3000%, 5.6510%, 12/25/54
‡
4,021,054 4,025,499
SOFR30A + 1.4500%, 5.8010%, 12/25/54
‡
5,964,058 6,006,954
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A)
Ç
2,320,074 2,214,967
3.5000%, 4/25/74 (144A) 2,975,313 2,814,564
FNMA , SOFR30A + 3.3000% , 7.6510% , 11/25/41 (144A)
‡
1,141,001 1,181,645
FNMA Connecticut Avenue Securities , SOFR30A + 2.0000% , 6.3510% , 11/25/41
(144A)
‡
941,210 950,318
FNMA, REMIC
SOFR30A + 1.2000%, 5.5855%, 12/25/54
‡
5,090,000 5,089,205
SOFR30A + 1.2000%, 5.6494%, 2/25/55
‡
10,140,000 10,147,513

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA/FHLMC UMBS, 30 Year, Single Family
3.0000%, TBA, 30 Year Maturity
(b)
$ 3,590,000 $ 3,048,693
3.5000%, TBA, 30 Year Maturity
(b)
49,530,000 43,812,653
4.0000%, TBA, 30 Year Maturity
(b)
2,960,000 2,706,547
4.5000%, TBA, 30 Year Maturity
(b)
3,680,000 3,463,664
5.0000%, TBA, 30 Year Maturity
(b)
44,875,000 43,329,236
5.5000%, TBA, 30 Year Maturity
(b)
91,315,000 90,150,551
6.0000%, TBA, 30 Year Maturity
(b)
17,605,000 17,724,010
FREMF Mortgage Trust , 5.6346% , 11/25/28 (144A)
‡
4,000,000 3,613,748
FS Commercial Mortgage Trust , 9.0801% , 11/10/39 (144A)
‡
3,250,000 3,477,481
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
‡
3,192,040 3,209,105
GNMA , CME Term SOFR 1 Month + 0.2645% , 4.5632% , 8/20/35
‡
117,587 115,304
Great Wolf Trust
CME Term SOFR 1 Month + 2.3910%, 6.6972%, 3/15/39 (144A)
‡
700,000 702,338
CME Term SOFR 1 Month + 2.8900%, 7.1962%, 3/15/39 (144A)
‡
4,425,000 4,458,446
GWT , CME Term SOFR 1 Month + 3.6384% , 7.9447% , 5/15/41 (144A)
‡
2,000,000 1,993,047
Homeward Opportunities Fund Trust
7.1200%, 7/25/29 (144A)
Ç
3,070,000 3,093,365
8.5700%, 7/25/29 (144A)
Ç
3,391,000 3,416,981
Hudsons Bay Simon JV Trust
4.1545%, 8/5/34 (144A) 1,960,000 1,882,596
4.9056%, 8/5/34 (144A) 2,500,000 2,383,327
5.1590%, 8/5/34 (144A)
‡
410,000 404,267
5.4470%, 8/5/34 (144A)
‡
859,000 792,537
ILPT Commercial Mortgage Trust , CME Term SOFR 1 Month + 5.9400% ,
10.2462% , 10/15/39 (144A)
‡
500,000 502,118
J.P. Morgan Mortgage Trust , 6.0190% , 6/25/54 (144A)
Ç
5,544,730 5,558,495
JPMorgan Chase Bank NA-CHASE
CME Term SOFR 1 Month + 3.4645%, 7.7751%, 10/25/57 (144A)
‡
412,784 426,889
CME Term SOFR 1 Month + 4.4645%, 8.7751%, 10/25/57 (144A)
‡
807,006 844,267
JW Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.3901% ,
6.6963% , 6/15/39 (144A)
‡
1,500,000 1,499,802
LHOME Mortgage Trust
8.1500%, 11/25/27 (144A)
Ç
1,519,043 1,520,828
7.0170%, 1/25/29 (144A)
Ç
1,591,000 1,606,337
7.1280%, 3/25/29 (144A)
Ç
321,901 325,869
8.8970%, 3/25/29 (144A)
Ç
1,175,000 1,197,655
6.9000%, 5/25/29 (144A)
Ç
3,040,000 3,074,539
8.3730%, 5/25/29 (144A)
Ç
1,400,000 1,421,746
6.0920%, 7/25/39 (144A)
Ç
3,130,000 3,139,281
5.7510%, 9/25/39 (144A)
Ç
3,766,000 3,755,492
Life Mortgage Trust
CME Term SOFR 1 Month + 1.8645%, 6.1705%, 3/15/38 (144A)
‡
1,189,701 1,174,423
CME Term SOFR 1 Month + 2.4645%, 6.7705%, 3/15/38 (144A)
‡
1,681,445 1,657,755
CME Term SOFR 1 Month + 2.0931%, 6.3994%, 5/15/39 (144A)
‡
2,250,000 2,141,375
CME Term SOFR 1 Month + 2.5419%, 6.8482%, 5/15/39 (144A)
‡
1,665,000 1,549,721
Mello Warehouse Securitization Trust , CME Term SOFR 1 Month + 5.2500% ,
9.5606% , 10/25/57 (144A)
‡
542,000 545,167
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7154%, 7.0214%, 4/15/38 (144A)
‡
2,660,000 2,661,064
CME Term SOFR 1 Month + 3.3154%, 7.6214%, 4/15/38 (144A)
‡
1,020,000 1,004,799
MKT Mortgage Trust , 2.9406% , 2/12/40 (144A)
‡
1,541,000 835,962
MTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.8956%, 6.2056%, 3/15/39 (144A)
‡
2,500,000 2,495,491

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
MTN Commercial Mortgage Trust - (continued)
CME Term SOFR 1 Month + 2.9428%, 7.2528%, 3/15/39 (144A)
‡
$ 1,175,000 $ 1,167,775
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
2,677,000 2,711,314
OPEN Trust , CME Term SOFR 1 Month + 3.8380% , 8.1442% , 11/15/40 (144A)
‡
400,000 401,883
PRET Trust , 4.0000% , 7/25/69 (144A)
Ç
6,658,000 6,344,886
PRPM LLC
6.9590%, 2/25/29 (144A)
Ç
444,956 447,711
4.1561%, 12/25/64 (144A)
‡
1,000,000 941,909
Rain City Mortgage Trust
6.5300%, 11/25/29 (144A)
‡
381,000 381,078
8.0210%, 11/25/29 (144A)
‡
560,000 562,871
RCKT Mortgage Trust
6.5150%, 6/25/43 (144A)
‡
418,457 421,994
6.0470%, 8/25/44 (144A)
Ç
2,804,797 2,825,132
5.1580%, 10/25/44 (144A)
Ç
3,310,141 3,289,678
5.4896%, 11/25/44 (144A)
Ç
578,850 578,592
5.6408%, 11/25/44 (144A)
Ç
1,948,991 1,949,786
5.6830%, 12/25/44 (144A)
Ç
3,958,297 3,955,572
Saluda Grade Alternative Mortgage Trust
7.5000%, 2/25/30 (144A)
Ç
2,951,485 2,963,872
7.7620%, 4/25/30 (144A)
Ç
1,640,000 1,658,442
7.4390%, 7/25/30 (144A)
Ç
2,818,750 2,836,616
8.6830%, 7/25/30 (144A)
Ç
1,450,000 1,462,389
6.6030%, 4/25/54 (144A)
Ç
2,112,855 2,134,182
SMRT , CME Term SOFR 1 Month + 3.3500% , 7.6570% , 1/15/39 (144A)
‡
2,025,000 1,924,182
SREIT Trust , CME Term SOFR 1 Month + 2.7327% , 7.0387% , 11/15/36 (144A)
‡
2,334,000 2,332,035
STWD Trust , CME Term SOFR 1 Month + 2.7870% , 7.0930% , 7/15/36 (144A)
‡
3,672,000 3,676,712
Toorak Mortgage Trust , 6.3290% , 10/25/31 (144A)
Ç
1,024,000 1,020,569
TYSN Mortgage Trust , 6.5797% , 12/10/33 (144A)
‡
500,000 522,581
Verus Securitization Trust , 5.0950% , 9/25/69 (144A)
‡
1,672,907 1,663,896
WB Commercial Mortgage Trust
7.1334%, 3/15/40 (144A)
‡
2,500,000 2,524,761
8.2778%, 3/15/40 (144A)
‡
500,000 501,161
Wells Fargo Commercial Mortgage Trust
6.4338%, 7/15/35 (144A)
‡
2,500,000 2,511,441
CME Term SOFR 1 Month + 3.0892%, 7.3954%, 8/15/41 (144A)
‡
3,100,000 3,092,651
Worldwide Plaza Trust , 3.5263% , 11/10/36 (144A) 528,000 375,300
Total Mortgage-Backed Securities (cost $520,745,644) 524,005,707
Common Stocks - 0 .2%
Chemicals - 0 .1%
Celanese Corp. - Class A 7,169 509,286
Pharmaceuticals - 0 .1%
Teva Pharmaceutical Industries Ltd. (ADR)* 43,173 765,457
Total Common Stocks (cost 1,282,464) 1,274,743
Exchange Traded Fund - 4 .7%
Janus Henderson B-BBB CLO ETF
£
(cost $26,902,006) 544,991 27,042,453
Investment Companies - 4 .6%
Money Market Funds - 4 .6%
Janus Henderson Cash Liquidity Fund LLC, 4.3414%
£,∞
(cost $26,801,804) 26,796,445 26,801,805
Total Investments (total cost $ 767,012,952 ) - 133 .7% 772,667,976
Liabilities, net of Cash, Receivables and Other Assets - (33.7%) (194,652,227)
Net Assets - 100.0% $578,015,749

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 768,604,479 99 .4%
Cayman Islands 2,014,068 0 .3
Canada 1,283,972 0 .2
Israel 765,457 0 .1
Total $ 772,667,976 100 .0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (9.4)%
Mortgage-Backed Securities - (9.4)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 2.5000%, TBA, 30 Year Maturity
(b)
$ (44,565,000) $ (36,286,829)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
(b)
(18,626,000) (17,984,409)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.5000%, TBA, 30 Year Maturity
(b)
(19,000) (19,478)
Total Securities Sold Short (proceeds $53,870,816) $ (54,290,716)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (54,290,716) 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/25
............. Shares
Held at
1/31/25
Dividend
Income
Investment Company - 9.3%
Exchange Traded Fund - 4.7%
Janus Henderson B-BBB
CLO ETF $ – $ 26,902,005 $ – $ – $ 140,448 $ 27,042,453 544,991 $ 267,877
Money Market Funds - 4.6%
Janus Henderson Cash
Liquidity Fund LLC,
4.3414%
∞
13,588,210 114,196,310 (100,982,715) – – 26,801,805 26,796,445 166,585
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash
Collateral Fund LLC,
4.2016%
∞
– 1,337,164 (1,337,164) – – – – 1,805
Δ
Total Affiliated Investments
- 9.3% $13,588,210 $142,435,479 $(102,319,879) $– $140,448 $53,844,258 $436,267

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 678 3/31/25 $ 139,413,750 $ 143,052
U.S. Treasury 5 Year Notes 228 3/31/25 24,257,063 (181,973)
Total - Futures Long (38,921)
Futures Short:
U.S. Treasury 10 Year Notes 141 3/20/25 (15,346,969) 138,600
U.S. Treasury 10 Year Ultra Bonds 156 3/20/25 (17,374,500) 248,438
Total - Futures Short 387,038
Total $348,117
Schedule of OTC Total Return Swaps
Counterparty/Return Paid by the Fund Return Received by Fund
Payment
Frequency
Termination
Date
Notional
Amount
Swap Contracts,
at Value and
Unrealized
Appreciation/
(Depreciation)
JPMorgan Chase Bank NA:1 day SOFR + 0.4% Janus Henderson AAA CLO ETF Quarterly 07/25/2025 USD 120,948 $ 2,398
JPMorgan Chase Bank NA:1 day SOFR + 0.4% Janus Henderson AAA CLO ETF Quarterly 07/25/2025 USD 181,335 2,378
$4,776
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2025
Futures contracts:
Average notional amount of contracts - long $151,222,274
Average notional amount of contracts - short 29,082,677
Total return swaps:
Average notional amount 100,761

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

ADR American Depositary Receipt
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
* Non-income producing security.
∞ Rate shown is the 7-day yield as of January 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
† The position has not yet settled as of January 31, 2025. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2025 is $462,660,402 which represents 80.0% of net assets.
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 164,211,545 $ — $ 164,211,545
Collateralized Loan Obligations — 6,046,101 — 6,046,101
Convertible Bond — 1,233,950 — 1,233,950
Corporate Bonds — 22,051,672 — 22,051,672
Mortgage-Backed Securities — 524,005,707 — 524,005,707
Common Stocks 1,274,743 — — 1,274,743
Exchange Traded Fund 27,042,453 — — 27,042,453
Investment Companies — 26,801,805 — 26,801,805
Total Investments in Securities $ 28,317,196 $ 744,350,780 $ — $ 772,667,976
Other Financial Instruments
(a)
:
Futures Contracts $ 530,090 $ — $ — $ 530,090
Total Return Swap — 4,776 — 4,776
Total Other Financial Instruments $ 530,090 $ 4,776 $ — $ 534,866
Total Assets $ 28,847,286 $ 744,355,556 $ — $ 773,202,842
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 54,290,716 $ — $ 54,290,716
Other Financial Instruments
(a)
:
Futures Contracts $ 181,973 $ — $ — $ 181,973
Total Liabilities $ 181,973 $ 54,290,716 $ — $ 54,472,689
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Securitized Income ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Henderson Securitized Income ETF

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
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